Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-Current Liabilities	Other non-current liabilities

	At December 31,
	2022	2023	2024
	(in thousands)
Trade payables	$1,788	$—	$—
Deferred tax liabilities	258	264	173
Contract liabilities:
License and development services agreement	404	—	809
Total contract liabilities	404	—	809